Details of Significant Accounts - Schedule of Interest Income (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Interest Income [Abstract]
Interest income from bank deposits	$ 1,678	$ 6,210
Other interest income	18	23
Interest income, Total	$ 1,696	$ 6,233